Income Taxes - Summary of Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 13,436,624	₩ 13,161,802
Deferred tax liabilities	(5,944,472)	(5,163,135)
Net Deferred tax assets(liabilities)	₩ 7,492,152	₩ 7,998,667	₩ 4,477,272